Accrued liabilities	11 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued liabilities	Accrued LiabilitiesIncluded within accrued liabilities at December 31, 2019 is $3.2 million (January 31, 2019: $2.5 million; January 31, 2018: $2.3 million) relating to research and development expenditure. These amounts are determined based on the estimated costs to complete each study or activity, the estimation of the current stage of completion and the invoices received. See Note 14 Prepaid expenses for information regarding the sensitivity of this estimate.